STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR PLAN BENEFITS - EBP, PR $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment gain
Net appreciation in investments	$ 44,272
Total investment gain	52,154
Interest income from notes receivable from participants	74
Less: Investment management, redemption and loan fees	(82)
Net investment and interest gain	52,146
Contributions
Participant	1,515
Company	1,975
Rollovers into the Plan	93
Total contributions	3,584
Total additions	55,730
Deductions from net assets attributed to:
Benefits paid to participants	28,259
Net increase	27,471
Net assets available for plan benefits
Beginning of year	395,838
End of year	423,309
Pfizer Inc. common stock
Investment gain
Dividend income	2,613
Other Investments
Investment gain
Dividend income	$ 5,270